Property and Equipment (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Property and Equipment [Abstract]
Schedule of Depreciation of Property and Equipment	Property and equipment included in continuing operations consist of the following:
	March 31, 2024	September 30, 2023
Office equipment	$9	$2
Renovation	34	-
Construction in progress – Machineries yet to be assembled	1,223	-
Property, and equipment, cost	$1,266	$2
Less: accumulated depreciation	(2)	-
Property, and equipment, net	$1,264	$2
Property and equipment included in continuing operations consist of the following:
	June 30,	September 30,
	2024	2023
Office equipment	$13	$2
Renovation	38	-
Construction in progress – Machineries yet to be assembled	1,223	-
Property, and equipment, cost	$1,274	$2
Less: accumulated depreciation	(4)	-
Property, and equipment, net	$1,270	$2

Schedule of Depreciation of Property and Equipment	Depreciation of property and equipment is computed on a straight-line basis over its estimated usefu
Office equipment	20%
Renovation	20%
Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:
Office equipment	20%
Renovation	20%